Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,665,395	$ 897,680
Prepaid expenses and other current assets (Note 3)	560,157	925,382
Total current assets	2,225,552	1,823,062
Property and equipment, net	7,290	6,694
Other assets	283	16,885
Total assets	2,233,125	1,846,641
Current liabilities:
Accounts payable, including related party of $15,000 and $265,864, as of December 31, 2024 and 2023, respectively	515,486	4,633,534
Related party short-term loans of $0 and $1,633,746, as of December 31, 2024, and 2023, respectively		1,633,746
Other accrued liabilities	311,278	1,652,270
Total current liabilities	826,764	7,919,550
Deferred revenues		2,499,969
Accrued pension liability		260,685
Total liabilities	826,764	10,680,204
Commitments and contingencies (Note 9)
Shareholders’ equity (deficit):
Preferred shares, CHF 0.80 ($0.80) par value, 206,452 registered shares issued and outstanding at December 31, 2024	2,740,958
Common shares, CHF 0.80 ($0.80) par value, 3,159,535 and 810,722 registered shares issued and outstanding at December 31, 2024 and 2023, respectively	166,353	668,555
Additional paid-in capital	72,820,671	61,029,437
Accumulated deficit	(74,430,474)	(70,373,484)
Accumulated other comprehensive loss	108,853	(158,071)
Total shareholders’ equity (deficit)	1,406,361	(8,833,563)
Total liabilities and shareholders’ equity (deficit)	$ 2,233,125	$ 1,846,641